Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000086684 | FR_TSR_AT_FJ558
Holdings [Line Items]
Percent of Net Asset Value	(5.40%)
C000086684 | FR_TSR_AT_FJ555
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000086684 | FR_TSR_AT_FJ557
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000086684 | FR_TSR_AT_FJ553
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000086684 | FR_TSR_AT_FJ554
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000086684 | FR_TSR_AT_FJ552
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000086684 | FR_TSR_AT_FJ551
Holdings [Line Items]
Percent of Net Asset Value	72.30%
C000086685 | FR_TSR_AT_FJ558
Holdings [Line Items]
Percent of Net Asset Value	(5.40%)
C000086685 | FR_TSR_AT_FJ555
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000086685 | FR_TSR_AT_FJ557
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000086685 | FR_TSR_AT_FJ553
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000086685 | FR_TSR_AT_FJ554
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000086685 | FR_TSR_AT_FJ552
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000086685 | FR_TSR_AT_FJ551
Holdings [Line Items]
Percent of Net Asset Value	72.30%
C000086686 | FR_TSR_AT_FJ558
Holdings [Line Items]
Percent of Net Asset Value	(5.40%)
C000086686 | FR_TSR_AT_FJ555
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000086686 | FR_TSR_AT_FJ557
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000086686 | FR_TSR_AT_FJ553
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000086686 | FR_TSR_AT_FJ554
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000086686 | FR_TSR_AT_FJ552
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000086686 | FR_TSR_AT_FJ551
Holdings [Line Items]
Percent of Net Asset Value	72.30%